Interest income and interest expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Interest income	¥ 2,753,360	$ 421,971	¥ 1,785,572	¥ 2,117,921
Interest expense	(1,125,181)	$ (172,442)	(725,010)	(854,538)
Bank deposits, wealth management products and others
Interest income	2,722,354		1,707,298	1,471,849
Loan receivables | JD Digits
Interest income	31,006		40,628	119,047
Nonrecourse securitization debt
Interest expense			(37,646)	(527,025)
Nonrecourse securitization debt | JD Digits
Interest income			37,646	527,025
Unsecured Senior Notes Bank Borrowings and Others
Interest expense	¥ (1,125,181)		¥ (687,364)	¥ (327,513)